Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Summary of guarantees, acceptances and credit commitments
(a)	Guarantees, acceptances and credit commitments as of December 31, 2023 and 2024 are as follows:

	2023		2024
Guarantees and purchase agreements:
Outstanding guarantees	~~W~~	12,503,445	15,315,381
Contingent guarantees		4,337,751	5,068,782
ABS and ABCP purchase agreements		1,533,047	2,123,665

		18,374,243	22,507,828

Commitments to extend credit:
Loan commitments in won		88,913,555	93,064,772
Loan commitments in foreign currency		26,970,371	28,613,692
Unused credit commitments		90,832,893	90,700,766
Other agreements		5,362,051	6,601,564

		212,078,870	218,980,794

Endorsed bills:
Secured endorsed bills		44	1,367
Unsecured endorsed bills		10,519,665	11,937,894

		10,519,709	11,939,261

	~~W~~	240,972,822	253,427,883

Summary of pending litigations
(b)	Pending litigations
The Group’s pending lawsuits as a defendant as of December 31, 2024 are as follows:

Case	Number of claim	Claim amount		Description	Status
Return of unjust earning	1	~~W~~	33,096	The plaintiff claims that the group of lenders, including Shinhan Bank, unfairly sold two oil drilling vessels, which were core assets of the borrower, causing losses to other bankrupt creditors.	The first trial is ongoing as of December 31, 2024

Loss claim	2		73,830	A case in which OO Bank and OO Securities filed a lawsuit for damages against employees of Shinhan Investment Corp., alleging their involvement in the illegal activities of Lime Asset Management.	The first trial is ongoing as of December 31, 2024. (an appeal is planned following the first trial announced on February 14, 2025)

Case	Number of claim	Claim amount		Description	Status
Loss claim	2	~~W~~	36,937	A case in which OO Bank and OO Securities filed a lawsuit for damages against employees of Shinhan Investment Corp., alleging their involvement in the illegal activities of Lime Asset Management.	The first trial is ongoing as of December 31, 2024

Loss claim regarding responsibility for construction completion in a management-type land trust (Eojin-dong, Sejong-si,)	1		65,770	A case in which 13 plaintiffs, including OO Securities and others, claim the loan principal and interest, convertible bond principal and interest, and delayed damages due to the failure to fulfill the responsibilities for completing the construction by Shinhan Asset Trust.	The first trial is ongoing as of December 31, 2024

Loss claim regarding responsibility for construction completion in a management-type land trust (Wonchang-dong, Incheon-si)	1		57,500	A case in which 4 plaintiffs, including OO Capital and others, claim the loan principal and interest, and delayed damages due to the failure to fulfill the responsibilities for completing the construction by Shinhan Asset Trust.	The first trial is ongoing as of December 31, 2024

Loss claim regarding responsibility for construction completion in a management-type land trust (Sanho-dong, Changwon-si)	1		52,360	A case in which 8 plaintiffs, including OO Securities and others, claim the loan principal and interest, due to the failure to fulfill the responsibilities for completing the construction by Shinhan Asset Trust.	The first trial is ongoing as of December 31, 2024

Loss claim regarding responsibility for construction completion in a management-type land trust (Naegang-ri, Anseong-si)	1		47,400	A case in which 23 plaintiffs, including mutual finance companies, claim the loan principal and interest, due to the failure to fulfill the responsibilities for completing the construction by Shinhan Asset Trust.	The first trial is ongoing as of December 31, 2024

Case	Number of claim	Claim amount		Description	Status
Loss claims regarding responsibility for construction completion in a management-type land trust (others)	6	~~W~~	45,605	Claims for losses due to the failure to fulfill construction completion responsibilities in a management-type land trust.	The first trial is ongoing as of December 31, 2024

Others	1,091		778,132	Includes various cases, such as compensation for loss claim.

	1,106	~~W~~	1,190,630

Summary of loan commitments with financial institution
(e)
The Group is responsible for the completion of construction if the contractor fails to fulfill its obligations. In the event that the Group fails to meet its responsibilities, it is currently engaged in a responsible-for-completion land trust project to compensate for damages incurred by the financial institutions. The status of land trust project with completion guarantee progress as of the period ended December 31, 2024, is as follows:

		Loan commitments with financial institution (*1)
Description	Number of constructions	Temporary loan		Limit loan	Outstanding balance with financial institution
Construction site in progress without failure to meet completion	21	~~W~~	851,901	744,389	1,309,186
Construction site in progress with contractor’s failure to meet completion	7		233,500	196,899	390,839
Construction site in progress with contractor’s failure to meet completion by the Group (*2)	9		157,270	196,299	352,458

	37	~~W~~	1,242,671	1,137,587	2,052,483

(*1)	The outstanding loan commitment balance including lump-sum payments, limit deductions, and repayments.
(*2)	Land trust projects with completion guarantees that are subject to ongoing litigation have been included.